STATEMENT OF CHANGES IN STOCKHOLDERS' DEFICIT (Unaudited) - USD ($)	Series A Preferred Stocks [Member]	Series B Preferred Stocks [Member]	Series C Preferred Stocks [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Common Stock To Be Issued [Member]	Stock Subscription Receivable [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Jun. 30, 2022	$ 1,000	$ 1,883	$ 208	$ 162,788	$ 16,384,983		$ (50,000)	$ (15,058,400)	$ (1,442,462)
Shares outstanding, beginning balance at Jun. 30, 2022	1,000,000	1,833,000	207,500	162,788,028
Preferred stock sold for cash			$ 47		46,453				46,500
Preferred stock sold for cash, shares			46,500
Stock sold for cash				$ 50	6,200		(6,250)
Stock sold for cash, shares				50,000
Stock issued for services – related party				$ 20,000	5,730,000				5,750,000
Stock issued for services - related party, shares				20,000,000
Net loss								(7,376,679)	(7,376,679)
Ending balance, value at Sep. 30, 2022	$ 1,000	$ 1,883	$ 255	$ 182,838	22,167,636		(56,250)	(22,435,079)	(137,717)
Shares outstanding,ending balance at Sep. 30, 2022	1,000,000	1,833,000	254,000	182,838,028
Beginning balance, value at Jun. 30, 2023	$ 1,000	$ 1,883	$ 165	$ 227,098	24,171,513		(56,250)	(25,547,794)	(1,202,385)
Shares outstanding, beginning balance at Jun. 30, 2023	1,000,000	1,833,000	163,950	227,097,537
Stock issued for debt				$ 27,687	48,758				76,445
Stock issued for debt, shares				27,687,342
Preferred stock converted to common stock			$ (75)	$ 53,371	88,096				141,392
Preferred stock converted to common stock, shares			(75,138)	53,371,284
Stock sold for cash						10,000			10,000
Net loss								(372,472)	(372,472)
Ending balance, value at Sep. 30, 2023	$ 1,000	$ 1,883	$ 90	$ 308,156	$ 24,308,367	$ 10,000	$ (56,250)	$ (25,920,266)	$ (1,347,020)
Shares outstanding,ending balance at Sep. 30, 2023	1,000,000	1,833,000	88,812	308,156,153